Other Long-term Liabilities	12 Months Ended
Dec. 31, 2025
Deferred Costs, Noncurrent [Abstract]
Other Long-term Liabilities	Other Long-term Liabilities

	As at December 31,
U.S.$ millions	2025	2024
CER-regulated pipeline facilities abandonment trust [1]	88	79
Operating lease liabilities (Note 10)	23	22
Long-term contract liabilities (Note 6)	24	19
Withdrawal of Variable Toll Disputes [2] (Note 23)	21	—
Keystone environmental provision (Note 23)	7	10
Employee post-retirement benefits (Note 20)	10	7
Other	6	3
	179	140
1.Represents the amounts collected from customers related to LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
2.Relates to payments not subject to indemnification terms of the Separation Agreement.